Short-Term Investments	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	11,242	—	—
- Floating rate principal unguaranteed investments	—	102,300	15,792
- Fixed rate principal guaranteed investments	900,000	—	—

	911,242	102,300	15,792

Available-for-sale securities
- Convertible notes	—	2,597	401

	911,242	104,897	16,193

The Company recorded interest income related to its short-term investments amounting to RMB35,649, RMB50,882 and RMB37,652 (US$5,812) for the years ended December 31, 2013, 2014 and 2015, respectively, in the consolidated statements of operations. There were no unrealized gains or losses as of December 31, 2013, 2014 and 2015.